Cover	Jul. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2023
Entity File Number	001-40496
Entity Registrant Name	TERRA PROPERTY TRUST, INC.
Entity Central Index Key	0001674356
Entity Tax Identification Number	81-0963486
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	205 West 28th Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	753-5100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	6.00% Notes due 2026
Trading Symbol	TPTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true